Loans Payable	12 Months Ended
Oct. 31, 2021
Statement [line items]
Loans Payable
9.	Loans Payable

	BDC Loan	Other Loans	Total
	$	$	$
Balance at October 31, 2019	—	87,381	87,381
Proceeds from loans payable	2,153,110	—	2,153,110
Repayment of loans payable	—	(12,881)	(12,881)
Foreign exchange loss	21,430	(1,162)	20,268

Balance at October 31, 2020	2,174,540	73,338	2,247,878
Proceeds from loans payable	3,091,220	7,000,000	10,091,220
Repayment of loans payable	(5,507,298)	(7,037,041)	(12,544,339)
Foreign exchange loss	241,538	3,451	244,989

Balance at October 31, 2021	—	39,748	39,748

(i)	BDC Capital Loan
On December 16, 2019, the Company entered into a binding agreement with BDC Capital Inc. for a secured loan of Canadian dollars (C$7 million) to help finance the expansion plans of the Company

(the “BDC Capital Loan”), which was to be distributed in up to three tranches, with the second and third tranches to be distributed based on the achievement of certain milestones by the Company. Pursuant to the BDC Capital Loan, each of the Company and
Li-Cycle
Inc. entered into general security agreements with BDC Capital Inc. granting the lender a general security interest over all assets of the Company and
Li-Cycle
Inc., respectively. In addition,
Li-Cycle
Inc. guaranteed the Company’s obligations under BDC Capital Loan under a guarantee agreement. The maturity date of the BDC Capital Loan was December 14, 2023. The base rate of interest was 16% per annum, paid monthly, plus additional accrued interest of 3% that could be reduced to 0% based on the achievement of certain milestones by the Company. Principal payments began on the first anniversary date of the loan and were made at C$175,000 per month with a balloon payment of C$700,000 at maturity.
On February 10, 2020, the Company received the first tranche of the BDC Capital Loan for C$3 million. Transaction costs associated with the loan amounted to C$121,861 and were deducted from the loan balance.
On November 2, 2020, the Company received the second tranche of the BDC Capital Loan for C$2,000,000 upon the completion of the milestone for such additional funding.
On April 7, 2021, the Company received the third tranche of the BDC Capital Loan for C$2,000,000 upon the completion of the milestone for such additional funding.
On July 20, 2021,
Li-Cycle
signed an agreement with BDC Capital Inc to repay the BDC Capital Loan in full, conditional upon the closing of
Li-Cycle’s
business combination with Peridot Acquisition Corp. on August 10, 2021.
On August 11, 2021, in accordance with the agreement to repay the BDC Capital Loan in full upon the closing of
Li-Cycle’s
business combination with Peridot Acquisition Corp.,
Li-Cycle
paid BDC Capital Inc. $5.3 million (C$6.6 million) to settle the BDC Capital Loan, including additional interest expense of $0.7 million (C$0.9 million).

(ii)	Promissory Notes
On June 16, 2021,
Li-Cycle
issued promissory notes (the “Promissory Notes”) for an aggregate principal amount of $7,000,000 as consideration for loans received from companies related to the Chief Executive Officer and the Executive Chair of
Li-Cycle,
respectively. The Promissory Notes bore interest at the rate of 10% per annum and had a maturity date of December 15, 2023. The Promissory Notes were unsecured and subordinate to indebtedness owing to
Li-Cycle’s
senior lender, BDC Capital Inc.
Li-Cycle
had the option of prepaying all or any portion of the principal and accrued interest of the Promissory Notes prior to the maturity date without penalty, subject to certain conditions. On August 17, 2021,
Li-Cycle
elected to repay the full balance of the promissory notes for a total of $7,113,151, including accrued interest.

(iii)	Other Loans
The Company’s remaining loans relate to company vehicles.